Compensation Plans (Liability For Share-Based Payment Transactions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation Plans [Abstract]
Liability for Unvested Cash-Settled Share-Based Payment Transactions	$ 78	$ 121	$ 85
Liability for Vested Cash-Settled Share-Based Payment Transactions	21	48	71
Liability for Cash-Settled Share-Based Payment Transactions	$ 99	$ 169	$ 156